Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of total provision for income taxes from continuing operations
	2013	2012

Federal tax expense at statutory rate	$(235,000)	$146,000
State tax expense	(10,000)	15,000
Permanent items	5,000	−
Change in valuation allowance	(240,000)	(161,000)
Income taxes	$-	$-

Schedule of deferred assets and liabilities

	2013	2012

Equity based compensation	$102,000	$91,000
Allowance for doubtful accounts	1,000	31,000
Net operating loss carry-forwards	1,660,000	1,385,000

Gross deferred tax assets	1,763,000	1,507,000
Fixed assets and intangible basis difference	(19,000)	(3,000)
	1,744,000	1,504,000
Valuation allowance	(1,744,000)	(1,504,000)
Income taxes	$-	$-

Schedule of net operating loss carryforwards
	Amount		Expiration

Federal		$4,313,000		2022 - 2025

State		$1,669,000		2022 - 2025